S000081637 [Member] Investment Objectives and Goals - iShares MSCI Emerging Markets Value Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EMERGING MARKETS VALUE FACTOR ETFTicker: EVLUStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market large- and mid-capitalization stocks with prominent value characteristics and, within the selected universe of value stocks, an emphasis is put on those stocks with relatively higher quality characteristics.